Short-term borrowings	12 Months Ended
Dec. 31, 2020
Short-term borrowings
Short-term borrowings

12.  Short-term borrowings

As of December 31, 2019 and 2020, the Group had no balance of short-term or long-term borrowings. For the year ended December 31, 2020, the Group drew down RMB3.0 million on June 29, 2020. The interest was payable on a monthly basis and the principal was due upon maturity. The loan was repaid on December 10, 2020.

	Maturity	Principal	Interest rate
Short-term borrowings	date	amount	per annum	Name of bank
Term loan
Loan I	December 26,2020	3,000	4.55%	Industrial & Commercial Bank of China(“ICBC”)